Risk management - Schedule of exposure and impairment losses by stage (Details) € in Millions	Dec. 31, 2025 EUR (€) tranches	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Exposure and impairment losses
Number of tranches | tranches	4
Maximum exposure to credit risk	€ 927,943	€ 953,571	€ 953,919
Financial assets	(300,026)	(283,497)	(243,203)
Accumulated impairment
Exposure and impairment losses
Financial assets	520	349	286
Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Exposure and impairment losses
Financial assets	21,158	22,125	22,788	€ 22,684
Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Loans and advances, customers including provisions for undrawn authorized
Exposure and impairment losses
Financial assets	21,962	21,660	22,778
Financial instruments not credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Exposure and impairment losses
Financial assets	7,631	8,037	8,550
Financial instruments credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Exposure and impairment losses
Financial assets	13,527	14,088	14,238
Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	812,771	839,254	843,297
Stage 1 | Financial instruments not credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Loans and advances, customers including provisions for undrawn authorized
Exposure and impairment losses
Financial assets	3,147	3,276	3,592
Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	82,508	81,416	76,784
Stage 2 and 3 | Financial instruments not credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Loans and advances, customers including provisions for undrawn authorized
Exposure and impairment losses
Financial assets	4,915	4,715	5,055
Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	32,664	32,901	33,838
Stage 2 and 3 | Financial instruments credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Loans and advances, customers including provisions for undrawn authorized
Exposure and impairment losses
Financial assets	13,900	13,669	14,131
From AAA to AA-
Exposure and impairment losses
Maximum exposure to credit risk	123,318	111,576	149,326
From AAA to AA- | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	121,023	108,977	147,065
From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	2,295	2,599	2,261
From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
From A+ to BB
Exposure and impairment losses
Maximum exposure to credit risk	398,682	448,144	435,359
From A+ to BB | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	383,494	431,544	421,449
From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	15,188	16,600	13,910
From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
From BB- to B-
Exposure and impairment losses
Maximum exposure to credit risk	347,400	333,431	304,191
From BB- to B- | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	300,108	288,302	262,954
From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	47,292	45,129	41,237
From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
CCC and below
Exposure and impairment losses
Maximum exposure to credit risk	58,543	60,420	65,043
CCC and below | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	8,146	10,431	11,829
CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	17,733	17,088	19,376
CCC and below | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	€ 32,664	€ 32,901	€ 33,838